ALLIANCE STRATEGIC BALANCED FUND

SEMI-ANNUAL REPORT
JANUARY 31, 1998

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                         ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

March 27, 1998

Dear Shareholder:

This semi-annual report contains an update of Alliance Strategic Balanced Fund performance and market activity for the period ended January 31, 1998.

MARKET REVIEW
After the strong resynchronization of world growth in the early part of 1997, the liquidity crisis of the late spring and early summer resulted in the collapse of some of the smaller Asian economies' currency pegs. Thus, the latter part of the year was marked by the intensification of the Asian crisis, increased financial market volatility and a wholesale downgrading of 1998 global growth forecasts.

INVESTMENT RESULTS
Alliance Strategic Balanced Fund Class A shares posted a 0.27% return at net asset value (NAV) during the six month period ended January 31, 1998, underperforming both of its benchmarks, the S&P 500 Stock Index, which returned 3.56% and the Lehman Brothers Government/Corporate Bond Index, which returned 5.12%. Your Fund's returns improved during the 12 month period ending January 31, 1998, posting an 11.04% return at NAV. However, your Fund trailed both the Lehman Brothers Government/Corporate Bond Index, which returned 11.17%, and the S&P 500 Stock Index, which returned 26.90% over the same 12 month time frame. The Fund underperformed its benchmarks due to poor U.S. stock selection in the early part of 1997 and a large exposure to overseas equity markets in the second half of the period. More recently, both of these components have improved.


INVESTMENT RESULTS*
Periods Ended January 31, 1998
                                          TOTAL RETURNS
                                      6 MONTHS      12 MONTHS
                                     ---------      ---------
ALLIANCE STRATEGIC BALANCED FUND
  Class A                               0.27%         11.04%
  Class B                              -0.01%         10.29%
  Class C                              -0.01%         10.29%

S&P 500 STOCK INDEX                     3.56%         26.90%

LEHMAN BROTHERS GOVERNMENT/
  CORPORATE BOND INDEX                  5.12%         11.17%


* THE FUND'S INVESTMENT RESULTS ARE CUMULATIVE TOTAL RETURNS FOR THE PERIOD AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF JANUARY 31, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. RETURNS FOR THE FUND AND ITS COMPARATIVE INDICES INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE S&P 500 STOCK INDEX INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE LEHMAN BROTHERS GOVERNMENT/ CORPORATE BOND INDEX REPRESENTS A COMBINATION OF THE GOVERNMENT BOND INDEX AND THE CORPORATE BOND INDEX. ALL COMPARATIVE INDICES ARE UNMANAGED AND REFLECT NO FEES OR EXPENSES. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDICES.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


ECONOMIC COMMENTARY
As a result of the Asian crisis, inflation and growth in the developed world will be significantly lower in 1998. In Asia, high inflation and serial debt defaults are likely over the next few months. Implications for first world inflation rates are clear. Prices for commodities and internationally traded goods will be lower. With the need for higher demand in the West to counteract weak growth in Asia, the tightening cycle has at least been postponed.

Bond markets continued to rally in consequence, in spite of rapidly rising U.S. consumption, money supply and wages. Equity markets had a mixed performance against the background of the Asian problems with very volatile trading during the fall. Overseas stock markets fared worse than the U.S. during this period, with the U.S.


1


                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

recovering sharply during December. Exposure to foreign markets was a short-term drag on the Fund's performance during the reporting period, but we expect this to be short-lived.

Even though conditions in Asia are bad, there is a dynamic adjustment mechanism in place which will likely aid Asia's recovery. The U.S. runs a large external deficit and acts as a demand "locomotive" for the world economy. Present buoyant U.S. consumption trends should buy time for Asia to stabilize, allow Japan to introduce its much needed fiscal reflation and enable consumer demand in the core European countries to recover. For the U.S., this would be a "feel good" slowdown, involving much improved terms of trade, rising imports and stable interest rates.

While we believe this is the most likely scenario, and indeed that which most stock markets are currently discounting, there are growing risks. First, we are increasingly in an environment where financial conditions determine economic conditions, rather than vice-versa. For U.S. consumer demand to provide the necessary impetus, confidence must be maintained in both the U.S. dollar and its stock markets. If earnings shortfalls in the U.S. are too great to be compensated by lower bond yields and the stock market falls, consumer confidence and the required further fall in the savings ratio is at risk.

Second, there is a growing risk that the problem may spread to a point where the hole in global consumer demand is too great to be filled by an increase in the U.S. external deficit. In short, there is a viable route by which the world economy avoids recession, but it is an increasingly steep and narrowing path. Over the short term, however, Europe and the U.S. are likely to benefit from lower oil prices and cheaper imports from Asia, sustaining the economic expansion.

PORTFOLIO STRATEGY
The economic environment is unequivocally friendly to fixed income assets world-wide. Under most circumstances in the past, equity markets have performed as well, or better than bonds, while bond yields were falling. However, the bulk of this "historical" experience is drawn from the inflationary market cycle that has typified most of the post World War II period. In the downswing of the current economic cycle, inflation is unlikely to be the major risk. Rather, it will be characterized by credit problems, deflationary margin pressures and rising risk premiums.

Our research suggests that irrespective of the inflationary or deflationary nature of the cycle, the development of real interest rates is critical. Real interest rates in the developing world have soared and a number of Asian economies are now headed for recession. Given the importance of the developing world in the global growth dynamic, we expect world growth and inflation to be significantly lower in 1998. This is the rationale for including bonds in your Fund's portfolio. Within the equity component, our largest position is the U.S. which is the area with the strongest domestic growth dynamic and the greatest scope for cutting interest rates if growth falters. We also expect to maintain investments in selected overseas stock markets.

Thank you for your continued interest and investment in the Alliance Strategic Balanced Fund. We look forward to reporting to you on market activity and the Fund's investment results in the coming periods.

Sincerely,


John D. Carifa
Chairman and President


Nicholas D. Carn
Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES              ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

Alliance Strategic Balanced Fund seeks a high long-term total return by investing in a combination of equity and debt securities. It invests principally in a diversified portfolio of dividend-paying common stocks and fixed-income securities, and also in equity-type securities such as warrants, preferred stocks and convertible debt instruments.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 1998

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      11.04%          6.34%
Five Years                     9.50%          8.55%
Since Inception*              12.36%         11.70%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      10.29%         6. 35%
Five Years                     8.76%          8.76%
Ten Years                     11.43%         11.43%

CLASS C SHARES
One Year                      10.29%          9.31%
Since Inception*               8.55%          8.55%


SEC AVERAGE ANNUAL TOTAL RETURNS (AT MAXIMUM OFFERING PRICE) AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 1997)

                      CLASS A     CLASS B     CLASS C
                     ---------   ---------   ---------
Year to Date**         6.80%       6.84%       9.80%
1 Year                 6.80%       6.84%       9.80%
3 Year                13.14%      13.53%      14.04%
5 Year                 8.49%       8.70%        n/a
10 Year                 n/a       11.41%        n/a


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class. SEC average annual total returns for the period shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/4/90, Class A; 10/23/87, Class B; 8/2/93, Class C.
**   Not Annualized.
n/a: not applicable.


3


TEN LARGEST HOLDINGS
JANUARY 31, 1998 (UNAUDITED)                   ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                             VALUE           NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                             $ 9,701,858            19.3%
Federal National Mortgage Association             3,341,936             6.6
U.S. Treasury Bond, 6.125%, 11/15/27              2,396,118             4.8
Government National Mortgage
  Association, 7.00%, 1/21/28                     1,116,500             2.2
Merck & Co., Inc.                                 1,055,250             2.1
Federal Home Loan Bank, 7.00%, 9/01/11              894,982             1.8
St. George Bank, Ltd., 7.15%, 10/15/05              886,907             1.8
Caliber Systems, Inc., 7.80%, 8/01/06               868,947             1.7
Schering-Plough Corp.                               868,500             1.7
Walt Disney Co.                                     852,500             1.7
                                                $21,983,498            43.7%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                                       SHARES OR PRINCIPAL*
PURCHASES                                         BOUGHT       HOLDINGS 1/31/98
-------------------------------------------------------------------------------
Citicorp                                              3,000           3,000
Government National Mortgage Association,
  7.00%, 1/21/28                                 $1,100,000      $1,100,000
Harley-Davidson, Inc.                                22,000          22,000
Noble Drilling Corp.                                 14,000          20,000
PMI Group, Inc.                                       6,900           6,900
Railcar Leasing LLC, 7.125%, 1/15/13               $625,000        $625,000
Texas Utilities Co., 6.375%, 1/01/08               $425,000        $425,000
U.S. Treasury Bond, 6.125%, 11/15/27             $2,295,000      $2,295,000
U.S. Treasury Note, 6.00%, 8/15/00               $1,125,000      $1,125,000
U.S. Treasury Note, 6.50%, 8/31/01               $1,250,000      $1,250,000


SALES                                                SOLD      HOLDINGS 1/31/98
-------------------------------------------------------------------------------
Deutsche Bank Financial, Inc.,
  6.70%, 12/13/06                                  $700,000              -0-
Empresa Nacional de Electricidad, S.A.,
  7.875%, 2/01/27                                  $700,000              -0-
Ras Laffan Liquefied Natural Gas,
  7.628%, 9/15/06                                  $800,000              -0-
Texaco, Inc.                                          5,500              -0-
Transocean Offshore, Inc.                             5,500              -0-
U.S. Treasury Bond, 6.625%, 2/15/27                $595,000              -0-
U.S. Treasury Note, 6.125%, 8/31/98              $1,150,000              -0-
U.S. Treasury Note, 6.25%, 4/30/01               $1,300,000      $1,900,000
U.S. Treasury Note, 6.50%, 5/31/02                 $830,000      $1,110,000
Zurich Capital Trust I, 8.376%, 6/01/37            $800,000              -0-


*    Adjusted for stock splits.


4


INDUSTRY DIVERSIFICATION
JANUARY 31, 1998 (UNAUDITED)                   ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                                                                    PERCENT OF
                                               U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
Basic Industries                                $   376,037             0.7%
Capital Goods                                       841,986             1.7
Consumer Manufacturing                            1,157,087             2.3
Consumer Services                                 4,742,487             9.4
Consumer Staples                                  3,061,682             6.1
Energy                                            2,816,118             5.6
Finance                                           5,904,249            11.7
Health Care                                       3,822,609             7.6
Multi Industry                                      796,181             1.6
Technology                                        3,774,051             7.5
Transportation                                       86,557             0.2
Utilities                                           938,250             1.9
U.S. Government & Agencies                       17,451,394            34.7
Corporate Debt Obligations                        2,644,844             5.2
Yankee Bond                                         886,907             1.8
Total Investments*                               49,300,439            98.0
Cash and receivables, net of liabilities            980,080             2.0
Net Assets                                      $50,280,519           100.0%


*    Excludes short-term obligations.


5


PORTFOLIO OF INVESTMENTS
JANUARY 31, 1998 (UNAUDITED)                   ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-56.3%
UNITED STATES INVESTMENTS-37.5%
FINANCE-7.9%
BANKING - MONEY CENTER-1.5%
Chase Manhattan Corp.                             4,000      $   428,750
Citicorp                                          3,000          357,000
                                                             ------------
                                                                 785,750

BANKING - REGIONAL-0.7%
Banc One Corp.                                    6,000          335,250

BROKERAGE & MONEY MANAGEMENT-1.6%
Merrill Lynch & Co., Inc.                         7,600          479,750
Morgan Stanley, Dean Witter,
Discover and Co.                                  6,000          350,250
                                                             ------------
                                                                 830,000

INSURANCE-1.9%
American International Group, Inc.                4,500          496,406
Travelers Group, Inc.                             9,001          445,550
                                                             ------------
                                                                 941,956

MISCELLANEOUS-2.2%
MBNA Corp.                                       20,000          621,250
PMI Group, Inc.                                   6,900          467,906
                                                             ------------
                                                               1,089,156
                                                             ------------
                                                               3,982,112

TECHNOLOGY-5.7%
COMMUNICATIONS EQUIPMENT-0.9%
Lucent Technologies, Inc.                         5,000          442,500

COMPUTER HARDWARE-1.2%
Compaq Computer Corp.                            20,000          601,250

NETWORKING SOFTWARE-1.5%
Cisco Systems, Inc. (a)                          12,000          756,750

SEMI-CONDUCTOR COMPONENTS-2.1%
Altera Corp. (a)                                  7,000          239,750
Intel Corp.                                       5,000          405,000
National Semiconductor Corp. (a)                 15,000          421,875
                                                             ------------
                                                               1,066,625
                                                             ------------
                                                               2,867,125

CONSUMER SERVICES-5.6%
BROADCASTING & CABLE-1.8%
Cox Communications, Inc. Cl.A (a)                12,000          442,500
Scripps E.W. Co. Cl.A                             4,000          193,000
Tele-Communications, Inc. -
  Liberty Media Group Cl.A (a)                    7,000          250,687
                                                             ------------
                                                                 886,187

ENTERTAINMENT & LEISURE-2.8%
Harley-Davidson, Inc.                            22,000          552,750
Walt Disney Co.                                   8,000          852,500
                                                             ------------
                                                               1,405,250

RETAIL-GENERAL MERCHANDISE-1.0%
Dayton Hudson Corp.                               7,000          503,563
                                                             ------------
                                                               2,795,000

ENERGY-4.8%
DOMESTIC INTEGRATED-0.7%
USX-Marathon Group                               10,000          335,625

DOMESTIC PRODUCERS-0.7%
Apache Corp.                                     10,000          331,250

OIL SERVICES-3.4%
BJ Services Co. (a)                               8,000          484,500
Halliburton Co.                                  16,000          719,000
Noble Drilling Corp. (a)                         20,000          535,000
                                                             ------------
                                                               1,738,500
                                                             ------------
                                                               2,405,375


6


                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
CONSUMER STAPLES-4.6%
COSMETICS-1.8%
Avon Products, Inc.                               4,000      $   240,000
Gillette Co.                                      4,000          395,000
The Estee Lauder Co., Inc. Cl.A                   5,000          274,687
                                                             ------------
                                                                 909,687

RETAIL-FOOD & DRUG-1.2%
Kroger Co. (a)                                   15,000          586,875

TOBACCO-1.6%
Philip Morris Cos., Inc.                         20,000          830,000
                                                             ------------
                                                               2,326,562

HEALTH CARE-4.2%
DRUGS-3.8%
Merck & Co., Inc.                                 9,000        1,055,250
Schering-Plough Corp.                            12,000          868,500
                                                             ------------
                                                               1,923,750

MEDICAL PRODUCTS-0.4%
Medtronic, Inc.                                   4,000          204,250
                                                             ------------
                                                               2,128,000

CAPITAL GOODS-1.5%
POLLUTION CONTROL-0.7%
USA Waste Services, Inc. (a)                      9,000          330,750

MISCELLANEOUS-0.8%
United Technologies Corp.                         5,000          408,125
                                                             ------------
                                                                 738,875

UTILITIES-1.4%
TELEPHONE UTILITY-1.4%
WorldCom, Inc. (a)                               20,000          716,250

MULTI INDUSTRY COMPANIES-1.2%
Tyco International, Ltd.                          6,000          266,250
U.S. Industries, Inc.                            12,000          336,750
                                                             ------------
                                                                 603,000

CONSUMER MANUFACTURING-0.6%
APPLIANCES-0.6%
Sunbeam Corp.                                     7,300          276,944
Total United States Investments
  (cost $15,404,519)                                          18,839,243

FOREIGN INVESTMENTS-18.8%
AUSTRALIA-0.2%
Normandy Mining, Ltd.                            75,000           87,909

BRAZIL-0.4%
Telebras SA (ADR)                                 2,000          222,000

CANADA-0.2%
Gulf Canada Resources, Ltd. (a)                  18,400           98,900

DENMARK-0.7%
Ratin Cl.A (a)                                    2,000          286,496
Sophus Berendsen Cl.B (a)                         2,000           67,040
                                                             ------------
                                                                 353,536

FINLAND-1.0%
Nokia AB OY Corp. pfd.                            4,000          312,965
Orion-Yhtymae OY Cl.B                             7,000          211,377
                                                             ------------
                                                                 524,342

FRANCE-1.7%
Sanofi SA                                         2,000          219,952
SEITA (b)                                         4,000          148,590
Total, SA Cl.B (b)                                3,000          311,843
Unibail SA (b)                                    1,502          168,610
                                                             ------------
                                                                 848,995

GERMANY-1.1%
Adidas AG                                         1,300          190,540
Hornbach Holdings AG pfd.                         2,000          125,553
ProSieben Media AG (a)                            5,000          247,011
Schmalbach-Lubeca AG                                 96           16,979
                                                             ------------
                                                                 580,083


7


PORTFOLIO OF INVESTMENTS (CONTINUED)           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
HONG KONG-0.6%
Cheung Kong Holdings, Ltd.                       25,000     $    127,633
Citic Pacific, Ltd.                              11,000           31,563
Dickson Concepts
International, Ltd.                              30,000           34,703
Sun Hung Kai Properties, Ltd.                    20,000          102,624
                                                             ------------
                                                                 296,523

JAPAN-4.5%
Bank of Tokyo, Ltd.                              12,000          173,927
Canon, Inc.                                       5,000          121,307
Daiwa Securities Co., Ltd.                       30,000          137,771
Fuji Photo Film Co.                               3,000          125,719
Honda Motor Co.                                   6,000          217,881
Japan Tobacco, Inc.                                  15          102,087
Nintendo Corp., Ltd.                              2,000          211,107
Orix Corp                                         3,000          216,463
Promise Co., Ltd.                                   300           15,786
Rohm Co.                                          1,000          109,492
Sankyo Co., Ltd                                   5,000          130,366
Santen Pharmaceutical Co.                        10,000          131,548
Sony Corp.                                        3,000          276,487
Sumitomo Electric Industries                      7,000          103,111
Yamanouchi Pharmaceutical Co., Ltd.               7,000          169,831
                                                             ------------
                                                               2,242,883

MEXICO-0.3%
Coca-Cola Femsa SA (ADS)                          9,000          166,500

NETHERLANDS-1.6%
AKZO Nobel NV                                     1,500          271,149
ASM Lithography Holding NV                        3,000          206,340
ING Groep NV                                      7,000          320,070
                                                             ------------
                                                                 797,559

NORWAY-0.2%
Bergesen DY AS                                    4,000           86,557


                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------
SWEDEN-0.7%
Ericsson LM Telecom Series B                      4,000     $    156,822
Volvo AB Cl.A                                     7,000          188,569
                                                             ------------
                                                                 345,391

SWITZERLAND-2.7%
Baloise Holdings, Ltd.                              120          229,648
Ciba Specialty Chemicals AG (a)                   1,500          171,628
Nestle, SA                                          200          317,943
Novartis AG                                         200          341,569
Zurich Versicherungsgesellschaft                    600          299,311
                                                             ------------
                                                               1,360,099

UNITED KINGDOM-2.9%
BAA Plc                                          30,000          234,101
BPB Plc                                          40,000          197,206
Compass Group Plc                                25,000          321,194
HSBC Holdings Plc                                 5,000          130,294
SmithKline Beecham Plc                           25,000          318,338
Tomkins Plc                                      30,000          161,618
United News Media Plc                             9,000          104,023
                                                             ------------
                                                               1,466,774

Total Foreign Investments
  (cost $9,265,934)                                            9,478,051
Total Common & Preferred Stocks
  (cost $24,670,453)                                          28,317,294

DEBT OBLIGATIONS-41.7%
U.S. GOVERNMENT & AGENCY OBLIGATIONS-34.7%
Federal Home Loan Bank
  7.00%, 9/01/11                                   $875          894,982
Federal National Mortgage Association
  6.00%, 4/01/11                                    343          340,175
  6.50%, 5/01/11                                    568          574,967
  6.50%, 6/01/11                                    638          645,721
  6.50%, 9/01/11                                    398          401,442
  7.00%, 5/01/26                                    924          938,056
  7.00%, 5/01/27                                    435          441,575


8


                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------
Government National Mortgage Association (TBA)
  7.00%, 1/21/28                                 $1,100     $  1,116,500
U.S. Treasury Bond
  6.125%, 11/15/27                                2,295        2,396,118
U.S. Treasury Notes
  6.00%, 8/15/00                                  1,125        1,142,055
  6.25%, 4/30/01                                  1,900        1,948,089
  6.375%, 5/15/99                                 4,000        4,048,760
  6.50%, 8/31/01                                  1,250        1,293,550
  6.50%, 5/31/02                                  1,110        1,155,610
  6.625%, 5/15/07                                    25           26,894
  6.875%, 5/15/06                                    80           86,900
                                                             ------------
                                                              17,451,394

CORPORATE DEBT OBLIGATIONS-5.2%
ELECTRIC & GAS UTILITY-0.8%
Texas Utilities Co.
  6.375%, 1/01/08 (c)                               425          416,458

FINANCIAL-1.3%
Railcar Leasing LLC
  7.125%, 1/15/13 (c)                               625          671,887

INDUSTRIAL-3.1%
Caliber Systems, Inc.
  7.80%, 8/01/06                                    800          868,947
Time Warner, Inc.
  8.375%, 3/15/23                                   600          687,552
                                                             ------------
                                                               1,556,499
                                                             ------------
                                                               2,644,844

YANKEE BOND-1.8%
St. George Bank, Ltd.
  7.15%, 10/15/05 (c)                               850          886,907
Total Debt Obligations
  (cost $20,481,115)                                          20,983,145

SHORT-TERM INVESTMENT-5.0%
Student Loan Marketing Association
  Zero Coupon, 2/02/98                            2,500        2,499,614

TOTAL INVESTMENTS-103.0%
  (cost $47,651,182)                                          51,800,053
Other assets less liabilities-(3.0%)                          (1,519,534)

NET ASSETS-100%                                              $50,280,519


(a)  Non-income producing security.

(b) Security, or portion thereof, with an aggregate market value of $629,043, has been segregated to collateralize forward exchange currency contracts.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified institutional buyers. At January 31, 1998, these securities amounted to $1,975,252 representing 3.9% of net assets.

     Glossary of Terms:
     ADR   -   American Depositary Receipt
     ADS   -   American Depositary Shares
     pfd.  -   Preferred Stock
     TBA   -   To be announced


9


STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1998 (UNAUDITED)                   ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $47,651,182)          $ 51,800,053
  Cash, at value (cost $256,002)                                       253,948
  Receivable for investment securities and
    foreign currency sold                                            1,304,827
  Interest and dividends receivable                                    302,661
  Receivable for shares of beneficial interest sold                     14,007
  Unrealized appreciation of forward exchange
    currency contracts                                                  12,468
  Foreign taxes receivable                                               6,783
  Total assets                                                      53,694,747

LIABILITIES
  Payable for investment securities and foreign
    currency purchased                                               3,154,606
  Distribution fee payable                                              29,509
  Advisory fee payable                                                   7,265
  Payable for shares of beneficial interest redeemed                       930
  Accrued expenses                                                     221,918
  Total liabilities                                                  3,414,228

NET ASSETS                                                        $ 50,280,519

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                           $         31
  Additional paid-in capital                                        46,107,021
  Distribution in excess of net investment income                     (165,926)
  Accumulated net realized gain on investments and
    foreign currency transactions                                      210,007
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                      4,129,386
                                                                  $ 50,280,519
CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($21,688,399/1,209,382 shares of beneficial interest
    issued and outstanding)                                             $17.93
  Sales charge--4.25% of public offering price                             .80
  Maximum offering price                                                $18.73

  CLASS B SHARES
  Net asset value and offering price per share
    ($25,475,448/1,721,652 shares of beneficial interest
    issued and outstanding)                                             $14.80

  CLASS C SHARES
  Net asset value and offering price per share
    ($3,116,324/210,620 shares of beneficial interest
    issued and outstanding)                                             $14.80

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($348/19.47 shares of beneficial interest issued
    and outstanding)                                                    $17.87


See notes to financial statements.


10


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)
ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                            $ 715,875
  Dividends (net of foreign taxes
    withheld of $3,413)                                 125,410      $ 841,285

EXPENSES
  Advisory fee                                          190,439
  Distribution fee - Class A                             31,338
  Distribution fee - Class B                            134,436
  Distribution fee - Class C                             15,021
  Custodian                                             108,252
  Transfer agency                                        58,858
  Registration                                           29,094
  Audit and legal                                        27,618
  Printing                                               15,164
  Trustees' fees                                         15,000
  Miscellaneous                                           5,100
  Total expenses                                        630,320
  Less: expenses waived and assumed
    by adviser (see Note B)                            (170,214)
  Net expenses                                                         460,106
  Net investment income                                                381,179

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain on investment transactions                       2,538,758
  Net realized loss on foreign currency transactions                   (42,978)
  Net realized loss on futures transactions                           (251,706)
  Net change in unrealized appreciation (depreciation) of:
    Investments                                                     (2,557,945)
    Foreign currency denominated assets and liabilities                (16,863)
  Net loss on investments and foreign
    currency transactions                                             (330,734)

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    50,445


See notes to financial statements.


11


STATEMENT OF CHANGES IN NET ASSETS             ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                                                 SIX MONTHS ENDED  YEAR ENDED
                                                  JAN. 31, 1998     JULY 31,
                                                   (UNAUDITED)        1997
                                                   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $   381,179    $ 1,040,800
  Net realized gain on investments and foreign
    currency transactions                             2,244,074      2,147,164
  Net change in unrealized appreciation
    (depreciation) of investments and foreign
    currency denominated assets and liabilities      (2,574,808)     7,395,205
  Net increase in net assets from operations             50,445     10,583,169

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                            (407,484)      (368,073)
    Class B                                            (435,005)      (450,279)
    Class C                                             (48,311)       (53,257)
    Advisor Class                                            (8)            -0-
  Distribution in excess of net investment income
    Class A                                             (75,900)            -0-
    Class B                                             (81,026)            -0-
    Class C                                              (8,999)            -0-
    Advisor Class                                            (1)            -0-
  Net realized gain on investments
    Class A                                          (1,572,349)    (2,227,559)
    Class B                                          (2,315,766)    (3,959,058)
    Class C                                            (257,187)      (468,257)
    Advisor Class                                           (26)            -0-

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease)                             4,038,095     (1,640,718)
  Total increase (decrease)                          (1,113,522)     1,415,968

NET ASSETS
  Beginning of year                                  51,394,041     49,978,073
  End of period (including undistributed net
    investment income of $509,629 for the year
    ended July 31, 1997)                            $50,280,519    $51,394,041


See notes to financial statements.


12


NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1998 (UNAUDITED)                   ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Strategic Balanced Fund (the "Fund"), formerly Alliance Balanced Fund, a series of The Alliance Portfolios (the "Trust"), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive votings rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Fund's Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.


13


NOTES TO FINANCIAL STATEMENTS (CONTINUED)      ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. The Fund accretes discounts and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividend and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .75% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly. The Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.40%, 2.10%, 2.10% and 1.10% of average daily net assets, respectively, for the Class A, Class B, Class C and Advisor Class shares. Prior to August 2, 1993, the annual expense cap for Class B Shares was 2.15%. For the six months ended January 31, 1998, such reimbursement amounted to $170,214.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $39,270 for the six months ended January 31, 1998.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $1,953 from the sales of Class A shares and $335 in contingent deferred sales charges imposed upon redemptions by shareholders of Class C shares, respectively, for the six months ended January 31, 1998.

Brokerage commissions paid on investment transactions for the six months ended January 31, 1998 amounted to $59,727, none of which was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.

Accrued expenses includes $49,717 owed to a Trustee and a former Trustee under the Trust's deferred compensation plan.


NOTE C: DISTRIBUTION PLANS
The Trust has adopted a Plan for each class of shares of the Fund, except the Advisor Class, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the


14


                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

average daily net assets attributable to both Class B and Class C shares. The Trustees currently limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares.

The Fund is not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended by the Distributor not previously recovered by the Distributor from distribution services fees in respect of shares of such class or, in the case of Class B shares, recovered through deferred sales charges.

The Plans also provide that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $19,296,584 and $23,309,687, respectively, for the six months ended January 31, 1998. There were purchases of $14,228,763 and sales of $12,609,686 of U.S. government and government agency obligations for the six months ended January 31, 1998.

At January 31, 1998, the cost of investments for federal income tax purposes was $47,651,658. Accordingly, gross unrealized appreciation of investments was $4,920,449 and gross unrealized depreciation of investments was $772,054 resulting in net unrealized appreciation of $4,148,395 excluding foreign currency transactions.

The Fund incurred and elected to defer post October currency losses of $55,391 for the year ended July 31, 1997.

1. FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.


15


NOTES TO FINANCIAL STATEMENTS (CONTINUED)      ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

At January 31, 1998, the Fund had an outstanding forward exchange currency contract to sell foreign currency against the U.S. dollar, as follows:


                        CONTRACT     VALUE ON         U.S. $
                         AMOUNT     ORIGINATION      CURRENT      UNREALIZED
                          (000)        DATE           VALUE      APPRECIATION
                        --------    -----------      --------    ------------
FOREIGN CURRENCY
SALE CONTRACT
French Franc,
  settling 3/5/98         2,580       $433,696       $421,228      $ 12,468


2. FINANCIAL FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments.

At the time the Fund enters into a futures contract the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.

Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At January 31, 1998, the Fund had no outstanding futures contracts.


NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JAN. 31, 1998    JULY 31,    JAN. 31, 1998     JULY 31,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     --------------  ----------  ----------------  ------------
CLASSS A
Shares sold               17,021        44,362    $    364,839     $   813,717
Shares issued in
  reinvestment of
  dividends and
  distributions          107,474       140,204       1,915,188       2,424,151
Shares converted
  from Class B           128,047       134,087       2,378,555       2,479,067
Shares redeemed          (69,772)     (283,790)     (1,314,460)     (5,240,141)
Net increase             182,770        34,863    $  3,344,122     $   476,794

CLASS B
Shares sold              153,663       249,874    $  2,424,580     $ 3,910,285
Shares issued in
  reinvestment of
  dividends and
  distributions          177,542       271,011       2,613,418       3,946,629
Shares converted
  to Class A            (154,179)     (158,380)     (2,378,555)     (2,479,067)
Shares redeemed         (145,278)     (465,417)     (2,352,965)     (7,252,359)
Net increase (decrease)   31,748      (102,912)   $    306,478    $ (1,874,512)


16


                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JAN. 31, 1998    JULY 31,    JAN. 31, 1998     JULY 31,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     --------------  ----------  ----------------  ------------
CLASS C
Shares sold               36,711        54,856     $   561,396     $   860,802
Shares issued in
  reinvestment of
  dividends and
  distributions           20,673        28,201         304,309         410,610
Shares redeemed          (30,276)      (98,217)       (478,542)     (1,514,680)
Net increase (decrease)   27,108       (15,160)    $   387,163     $  (243,268)


                                   OCT. 2,1996(A)                OCT. 2,1996(A)
                                        TO                             TO
                                   JULY 31,1997                  JULY 31,1997
                                   -------------                 --------------
ADVISOR CLASS
Shares sold                   15         1,460     $       300     $    26,057
Shares issued in
  reinvestment of
  dividends and
  distributions                2            -0-             32              -0-
Shares redeemed               -0-       (1,457)             -0-        (25,789)
Net increase                  17             3     $       332     $       268


(a)  Commencement of distribution.


17


FINANCIAL HIGHLIGHTS                           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   CLASS A
                                          ----------------------------------------------------------------------------------------
                                            SIX MONTHS                                            MAY 1,
                                              ENDED                                                1994
                                            JANUARY 31,            YEAR ENDED JULY 31,              TO       YEAR ENDED APRIL 30,
                                               1998      -------------------------------------   JULY 31,   ----------------------
                                           (UNAUDITED)      1997         1996         1995       1994(A)       1994         1993
                                          -------------  -----------  ----------  -----------  -----------  ----------  ----------
Net asset value, beginning of period         $19.79       $18.48       $17.98       $16.26      $16.46       $16.97       $17.06

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .18(c)       .47(c)       .35(c)       .34         .07          .16          .39
Net realized and unrealized gain (loss)
  on investment transactions                   (.14)        3.56         1.08         1.64        (.27)         .74          .59
Net increase (decrease) in net asset
  value from operations                         .04         4.03         1.43         1.98        (.20)         .90          .98

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.39)        (.39)        (.32)        (.22)         -0-        (.24)        (.42)
Distributions in excess of net
  investment income                            (.06)          -0-          -0-          -0-         -0-          -0-          -0-
Distributions from net realized gains         (1.45)       (2.33)        (.61)        (.04)         -0-       (1.17)         (65)
Total dividends and distributions             (1.90)       (2.72)        (.93)        (.26)         -0-       (1.41)       (1.07)
Net asset value, end of period               $17.93       $19.79       $18.48       $17.98      $16.26       $16.46       $16.97

TOTAL RETURN
Total investment return based on
  net asset value (d)                           .27%       23.90%        8.05%       12.40%      (1.22)%       5.06%        5.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $21,688      $20,312      $18,329      $10,952      $9,640       $9,822       $8,637
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                             1.40%(e)     1.41%(f)     1.40%        1.40%       1.40%(e)     1.40%        1.40%
  Expenses, before waivers/
    reimbursements                             2.06%(e)     2.06%        1.76%        1.81%       1.94%(e)     1.70%        1.85%
  Net investment income (b)                    1.91%(e)     2.50%        1.78%        2.07%       1.63%(e)     1.67%        2.29%
Portfolio turnover rate                          69%         170%         173%         172%         21%         139%          98%
Average commission rate (g)                  $.0412       $.0395           --           --          --           --           --


See footnote summary on page 21.


18


                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   CLASS B
                                          ----------------------------------------------------------------------------------------
                                            SIX MONTHS                                            MAY 1,
                                              ENDED                                                1994
                                            JANUARY 31,            YEAR ENDED JULY 31,              TO       YEAR ENDED APRIL 30,
                                               1998      -------------------------------------   JULY 31,   ----------------------
                                           (UNAUDITED)      1997         1996         1995       1994(A)       1994         1993
                                          -------------  -----------  ----------  -----------  -----------  ---------  -----------
Net asset value, beginning of period         $16.59       $15.89       $15.56       $14.10      $14.30       $14.92       $15.51

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .10(c)       .28(c)       .16(c)       .22         .03          .06          .23
Net realized and unrealized gain
  (loss) on investment transactions            (.12)        3.02          .98         1.40        (.23)         .63          .53
Net increase (decrease) in net asset
  value from operations                        (.02)        3.30         1.14         1.62        (.20)         .69          .76

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.27)        (.27)        (.20)        (.12)         -0-        (.14)        (.25)
Distributions in excess of net
  investment income                            (.05)          -0-          -0-          -0-         -0-          -0-          -0-
Distributions from net realized gains         (1.45)       (2.33)        (.61)        (.04)         -0-       (1.17)       (1.10)
Total dividends and distributions             (1.77)       (2.60)        (.81)        (.16)         -0-       (1.31)       (1.35)
Net asset value, end of period               $14.80       $16.59       $15.89       $15.56      $14.10       $14.30       $14.92

TOTAL RETURN
Total investment return based on net
  asset value (d)                              (.01)%      23.01%        7.41%       11.63%      (1.40)%       4.29%        4.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $25,476      $28,037      $28,492      $37,301     $43,578      $43,616      $36,155
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                             2.10%(e)     2.12%(f)     2.10%        2.10%       2.10%(e)     2.10%        2.15%
  Expenses, before waivers/
    reimbursements                             2.78%(e)     2.76%        2.47%        2.49%       2.64%(e)     2.42%        2.56%
  Net investment income (b)                    1.21%(e)     1.78%         .99%        1.38%        .92%(e)      .93%        1.55%
Portfolio turnover rate                          69%         170%         173%         172%         21%         139%          98%
Average commission rate (g)                  $.0412       $.0395           --           --          --           --           --


See footnote summary on page 21.


19


FINANCIAL HIGHLIGHTS (CONTINUED)               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS C
                                           ------------------------------------------------------------------------------
                                            SIX MONTHS                                              MAY 1,     AUGUST 2,
                                              ENDED                                                 1994        1993(H)
                                            JANUARY 31,             YEAR ENDED JULY 31,              TO           TO
                                               1998      -------------------------------------    JULY 31,     APRIL 30,
                                           (UNAUDITED)       1997         1996         1995        1994(A)       1994
                                          -------------  ------------  ----------  -----------  ------------  -----------
Net asset value, beginning of period         $16.59        $15.89       $15.57       $14.11       $14.31       $15.64

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .10(c)        .28(c)       .14(c)       .16          .03          .15
Net realized and unrealized gain
  (loss) on investment transactions            (.12)         3.02          .99         1.46         (.23)        (.17)
Net increase (decrease) in net asset
  value from operations                        (.02)         3.30         1.13         1.62         (.20)        (.02)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.28)         (.27)        (.20)        (.12)          -0-        (.14)
Distributions in excess of
  net investment income                        (.04)           -0-          -0-          -0-          -0-          -0-
Distributions from net realized gains         (1.45)        (2.33)        (.61)        (.04)          -0-       (1.17)
Total dividends and distributions             (1.77)        (2.60)        (.81)        (.16)          -0-       (1.31)
Net asset value, end of period               $14.80        $16.59       $15.89       $15.57       $14.11       $14.31

TOTAL RETURN
Total investment return based on
  net asset value (d)                          (.01)%       23.01%        7.34%       11.62%       (1.40)%        .45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $3,116        $3,045       $3,157       $4,113       $4,317       $4,289
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                             2.10%(e)      2.12%(f)     2.10%        2.10%        2.10%(e)     2.10%(e)
  Expenses, before waivers/
    reimbursements                             2.78%(e)      2.76%        2.48%        2.50%        2.64%(e)     2.07%(e)
  Net investment income (b)                    1.21%(e)      1.78%         .99%        1.38%         .93%(e)      .69%(e)
Portfolio turnover rate                          69%          170%         173%         172%          21%         139%
Average commission rate (g)                  $.0412         $.0395           --           --           --           --


See footnote summary on page 21.


20


                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                          ADVISOR CLASS
                                                   ---------------------------
                                                    SIX MONTHS     OCTOBER 2,
                                                       ENDED         1996(H)
                                                    JANUARY 31,        TO
                                                       1998         JULY 31,
                                                    (UNAUDITED)       1997
                                                   ------------   ------------
Net asset value, beginning of period                  $19.79         $19.49

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                             .22            .42
Net realized and unrealized loss on
  investment transactions                               (.19)          (.12)
Net increase in net asset value from operations          .03            .30

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                    (.45)            -0-
Distributions in excess of net investment income        (.05)            -0-
Distributions from net realized gains                  (1.45)            -0-
Total dividends and distributions                      (1.95)            -0-
Net asset value, end of period                        $17.87         $19.79

TOTAL RETURN
Total investment return based on
  net asset value (d)                                    .23%          1.54%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                               $348            $50
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements (e)                                  1.10%          1.10%(f)
  Expenses, before waivers/
    reimbursements (e)                                  2.20%          2.35%
  Net investment income (b)(e)                          6.39%          3.40%
Portfolio turnover rate                                   69%           170%
Average commission rate                               $.0412         $.0395


(a)  The Fund changed its fiscal year end from April 30 to July 31.

(b)  Net of fees waived and expenses reimbursed by the Adviser.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment returns calculated for periods of less than one year are not annualized.

(e)  Annualized.

(f) Ratio reflects expenses grossed up for expense offset arrangement with the transfer agent. For the year ended July 31, 1997, the ratios of expenses net of waivers/reimbursements would have been 1.40%, 2.10%, 2.10% and 1.10% for Class A, B, C and Advisor Class shares, respectively.

(g) For fiscal year beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(h)  Commencement of distribution.


21


                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
RICHARD W. COUPER (1)
WILLIAM H. FOULK, JR. (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, VICE PRESIDENT
KATHLEEN A. CORBET, VICE PRESIDENT
WAYNE D. LYSKI, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-2624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.


22


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


23


ALLIANCE STRATEGIC BALANCED FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ASBSR